Putnam Investments, LLC
                              One Post Office Square
                              Boston, MA 02109
                              March 3, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: PUTNAM TAX SMART EQUITY FUND, a series of Putnam Tax Smart Funds
    Trust (Reg. No. 333-76335) (811-09289) (the "Fund") Post-Effective Amendment No. 4 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No.4 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on February 26, 2003.

Comments or questions concerning this certificate may be directed to Kathleen Moynihan at 1-800-225-2465, ext. 11796.

                                 Very truly yours,

                                 PUTNAM TAX SMART EQUITY FUND, a series of
                                 PUTNAM TAX SMART FUNDS TRUST

                                 /s/ Gordon H. Silver
                             By: ----------------------------
                                 Gordon H. Silver
                                 Vice President


cc: Peter Stahl, Esq.